Goodwill (Details) - Schedule of Changes in Goodwill - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Schedule Of Changes In Goodwill Abstract
Balance at the beginning of the period	$ 6,105,020		$ 5,828,691		$ 5,835,418		$ 5,558,462
Balance at the end of the period	5,717,174	$ 6,105,020	6,105,020		5,828,691		5,835,418
Acquired in business combination					18,725		510,397
Business combinations adjustment		11,842	11,842	[1]	5,955	[1]		[1]
Disposal					(16,358)
Exchange rate variation	$ (387,846)	$ 264,487	$ 264,487		$ (15,049)		$ (233,441)

[1]	Refers to the business combination adjustment in TriOak.